Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions	Related Party and Party-In-Interest Transactions
Certain investments of the Plan consist of money market and mutual funds managed by the Trustee, Fidelity Management Trust Company. Certain advisory services are provided to the Plan by Strategic Advisors, Inc. an affiliate of the Trustee. These transactions are considered exempt party-in-interest transactions.

The Trustee and recordkeeper provides certain administrative services to the Plan pursuant to agreements with the Company. The Plan also issues notes to participants, which are secured by the participant’s account balances. These transactions qualify as exempt party-in-interest transactions under ERISA. In addition, certain employees of the Company provide administrative services for the Plan and are not reimbursed for their services from the Plan. Substantially all other administrative and legal expenses are paid by the Company on behalf of the Plan.

In addition, the Plan investments include purchases and sales of stock in STMicroelectronics N.V., the parent company of ST, Inc.. At December 31, 2025 and 2024, the Plan held 283,071 and 311,152 shares, respectively, of the parent company’s common stock, with a cost basis of $6,476,290 and $7,130,504, respectively.